Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2025
Miscellaneous current assets [abstract]
Disclosure of other current assets	The composition of other current assets is shown below:

(in thousands)	Note	June 30 2025	December 31 2024

Prepaid expenses		$3,247	$3,230

Other		1,478	467

Total other current assets		$4,725	$3,697